Inventories, Net - Schedule of Allowance for Impaired Inventories (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Inventory Adjustments [Abstract]
Balance at beginning of the year	$ 130,809	$ 131,468
Provision	209,277
Written off	(30,232)
Exchange adjustment	12,095	(659)
Ending balance	$ 321,949	$ 130,809